Financial Instruments (Details 1) - CLP ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial Instruments [Line Items]
Other financial assets		$ 24,166,023	$ 14,485,896
Cash and cash equivalents		396,389,016	196,369,224	$ 319,014,050	$ 170,044,602
Accounts receivable from related parties		5,445,634	3,396,807
Total accounts receivables		277,248,558	303,238,567
Total Financial Assets		703,249,231	517,490,494
Other financial liabilities		315,818,562	270,635,594	$ 189,108,199
Account payable- trade and other payable		324,540,952	306,682,108
Accounts payable to related parties		18,432,354	8,979,434
Total financial liabilities		857,114,547	645,816,558
Lease liabilities		4,934,639	4,857,097
Total lease liabilities	[1]	32,134,911	33,070,356
Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		222,443	3,412,197
Market securities and investments in other companies [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		7,329,096	6,245,817
Derivative designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		16,614,484	4,827,882
Derivative not designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		4,243,939	240,394
Derivatives designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		5,323,640	805,306
At book value [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		24,166,023	14,485,896
Cash and cash equivalents		396,389,016	196,369,224
Accounts receivable - trade and other receivable (net)		277,248,558	303,238,567
Accounts receivable from related parties		5,445,634	3,396,807
Total accounts receivables		282,694,192	306,635,374
Sub-Total financial assets		306,860,215	321,121,270
Total Financial Assets		703,249,231	517,490,494
Other financial liabilities	[2]	482,006,330	297,084,660
Total financial derivative liabilities		9,567,579	1,045,700
Account payable- trade and other payable		324,540,952	306,682,108
Accounts payable to related parties		18,432,354	8,979,434
Total commercial obligations and other accounts payable		342,973,306	315,661,542
Total financial liabilities		857,114,547	645,816,558
Lease liabilities		32,134,911	33,070,356
At book value [Member] | Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		125,906,105	142,196,520
At book value [Member] | Bond payable [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		332,416,479	140,551,686
At book value [Member] | Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		14,116,167	13,290,754
At book value [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		472,438,751	296,038,960
At book value [Member] | Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		222,443	3,412,197
At book value [Member] | Market securities and investments in other companies [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		7,329,096	6,245,817
At book value [Member] | Derivative designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		16,614,484	4,827,882
At book value [Member] | Derivative not designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		4,243,939	240,394
At book value [Member] | Derivatives designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		5,323,640	805,306
At fair value [member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		24,166,023	14,485,896
Cash and cash equivalents		396,389,016	196,369,224
Accounts receivable - trade and other receivable (net)		277,248,558	303,238,567
Accounts receivable from related parties		5,445,634	3,396,807
Total accounts receivables		282,694,192	306,635,374
Sub-Total financial assets		306,860,215	321,121,270
Total Financial Assets		703,249,231	517,490,494
Other financial liabilities	[2]	528,442,424	353,590,052
Total financial derivative liabilities		9,567,579	1,045,700
Account payable- trade and other payable		324,540,952	306,682,108
Accounts payable to related parties		18,432,354	8,979,434
Total commercial obligations and other accounts payable		342,973,306	315,661,542
Total financial liabilities		903,550,641	702,321,950
Lease liabilities		32,134,911	33,070,356
At fair value [member] | Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		131,188,200	149,583,520
At fair value [member] | Bond payable [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		373,570,478	189,670,078
At fair value [member] | Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		14,116,167	13,290,754
At fair value [member] | Financial liabilities at amortised cost, class [member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		518,874,845	352,544,352
At fair value [member] | Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		222,443	3,412,197
At fair value [member] | Market securities and investments in other companies [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		7,329,096	6,245,817
At fair value [member] | Derivative designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		16,614,484	4,827,882
At fair value [member] | Derivative not designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		4,243,939	240,394
At fair value [member] | Derivatives designated as hedges [Member]
Disclosure of Financial Instruments [Line Items]
Other financial liabilities		$ 5,323,640	$ 805,306

[1]	See Note 22 - Lease liabilities.
[2]	See Note 21 - Other financial liabilities.